Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022	Jan. 01, 2022	Jan. 02, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid (the “CAP”) to our principal executive officer (“PEO”) and our other NEOs (the “Non-PEO NEOs”) and certain financial performance of the Company. The CAP does not reflect the actual amount of compensation earned, realized or received by the PEOs or Non-PEO NEOs during the applicable fiscal year. The following table shows the total compensation for our NEOs for the past four fiscal years as set forth in the “Summary Compensation Table”, the CAP to our PEO, and on an average basis, our Non-PEO NEOs (in each case, as determined under SEC rules), our TSR, the TSR for companies in the Nasdaq Health Care Index, our net income, and our Company-Selected Measure, Total Revenue.
The Compensation Committee does not in practice use CAP as the basis for making compensation decisions. The below disclosure is provided only to comply with applicable SEC rules. For further information concerning our compensation philoso phy and how we align executive compensation with our performance, see “Compensation Discussion and Analysis.” Additionally, in the table below, due the timing of our fiscal year end, the years refer to the following fiscal years reported in our consolidated financial statements: “2024” refers to the fiscal year ended December 28, 2024; “2023” refers to the fiscal year ended December 30, 2023; “2022” refers to the fiscal year ended December 31, 2022; “2021” refers to the fiscal year ended January 1, 2022; and “2020” refers to the fiscal year ended January 2, 2021.
Year	Summary Compensation Table Total for Former PEO	Compensation Actually Paid to Former PEO	Summary Compensation Table Total for Former Interim PEO	Compensation Actually Paid to Former Interim PEO	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non- PEO NEOs	Value of Initial Fixed $100 Investment Based On:			Total Revenue (in Millions)
							Total Shareholder Return	Nasdaq Health Care Index – Total Shareholder Return	Net Income (in Millions)
2024	15,932,345	-4,299,573	1,696,001	2,103,573	7,582,596	12,450,426	107.20	142.13	-304.9	2,094.4
2023	15,476,756	-22,202,627			3,036,159	-2,253,607	73.49	129.08	81.5	2,048.1
2022	16,511,436	-34,048,610			5,716,969	-2,544,510	92.76	123.96	143.5	2,035.8
2021	16,219,278	4,616,920			2,291,362	1,773,597	183.57	153.11	229.6	1,239.2
2020	15,493,723	118,009,752			2,285,362	13,969,285	168.27	122.92	240.3	1,143.7
(1)
The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Kiani, our former CEO and PEO, and for Ms. Brennan, our former interim CEO and PEO for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation — Executive Compensation Tables — Summary Compensation Table.” for additional information.

(2)
The dollar amounts reported in this column represent the amount of the CAP to Mr. Kiani and Ms. Brennan, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Kiani and Ms. Brennan during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Kiani and Ms. Brennan’s total compensation reported in the Summary Compensation Table for each year to determine the CAP:

Year	Reported Summary Compensation Table Total for First PEO	Reported Value of Equity Awards First PEO	Equity Award Adjustments First PEO	Reported Change in Actuarial Present Value of Pension Benefits	Pension Benefit Adjustments	Compensation Actually Paid to First PEO
2024	15,932,345	13,680,088	-6,551,830	—	—	-4,299,573
2023	15,476,756	13,199,914	-24,479,469	—	—	-22,202,627
2022	16,511,436	13,199,943	-37,360,103	—	—	-34,048,610
2021	16,219,278	11,999,370	397,012	—	—	4,616,920
2020	15,493,723	11,999,886	114,515,916	—	—	118,009,752
Year	Reported Summary Compensation Table Total for Second PEO	Reported Value of Equity Awards Second PEO	Equity Award Adjustments Second PEO	Reported Change in Actuarial Present Value of Pension Benefits	Pension Benefit Adjustments	Compensation Actually Paid to Second PEO
2024	1,696,001	1,441,093	1,848,665	—	—	2,103,573

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	—	—	—	181,335	-6,733,164	—	-6,551,830
2023	4,893,141	-30,126,186	—	-753,576	—	—	-24,479,469
2022	22,291,180	-36,726,578	—	-22,924,705	—	—	-37,360,103
2021	25,082,098	-6,301,272	—	-18,383,814	—	—	397,012
2020	31,481,893	68,792,082	—	14,241,941	—	—	114,515,916
Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	1,830,675			17,990	—	—	1,848,665
(3)
The dollar amounts reported in this column represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Kiani) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for fiscal year 2024, Micah Young, Bilal Muhsin, Tom McClenahan and Blair Tripodi (ii) for fiscal year 2022, Micah Young, Bilal Muhsin, Tao Levy, Tom McClenahan and Kevin Duffy and (iii) for fiscal year 2023, 2021, and 2020, Micah Young, Bilal Muhsin, Tao Levy and Tom McClenahan. Refer to “Executive Compensation — Executive Compensation Tables — Summary Compensation Table” for additional information.

(4)
The dollar amounts reported in this column represent the average amount of the CAP to the Non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation reported in the Summary Compensation Table for the Non-PEO NEOs as a group for each year to determine the CAP, using the same methodology described above in Note (2):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Less: Average Reported Value of Equity Awards	Average Equity Award Adjustments	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments	Average Compensation Actually Paid to Non-PEO NEOs
2024	7,582,596	6,476,128	11,343,957	—	—	12,450,426
2023	3,036,159	2,487,330	-2,802,435	—	—	-2,253,607
2022	5,716,969	3,431,905	-4,829,574	—	—	-2,544,510
2021	2,291,362	1,499,799	982,034	—	—	1,773,597
2020	2,285,362	1,499,941	13,183,864	—	—	13,969,285

(a)
The amounts deducted or added in calculating the total average equity award adjustments (as described above in footnote 2) are as follows:

Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2024	11,163,227	166,607	—	14,123	—	—	11,343,957
2023	922,067	-3,830,662	—	106,160	—	—	-2,802,435
2022	2,229,023	-4,147,950	—	-2,910,647	—	—	-4,829,574
2021	3,135,004	-332,549	—	-1,820,421	—	—	982,034
2020	3,935,120	8,323,572	—	925,172	—	—	13,183,864

(5)
Cumulative TSR is calculated by dividing (i) the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s stock price at the end and the beginning of the measurement period by (ii) the Company’s stock price at the beginning of the measurement period.

(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Nasdaq Health Care Index. Prior to fiscal 2023, the index was the Nasdaq Medical Equipment Index, which was then discontinued and replaced with the Nasdaq Health Care Index.

(7)
The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

(8)
While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation program, the Company has determined that Total Revenue is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link the CAP to the Company’s NEOs, for the most recently completed fiscal year.

Company Selected Measure Name	Total Revenue
Named Executive Officers, Footnote
(1)
The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Kiani, our former CEO and PEO, and for Ms. Brennan, our former interim CEO and PEO for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation — Executive Compensation Tables — Summary Compensation Table.” for additional information.
(3)
The dollar amounts reported in this column represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Kiani) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for fiscal year 2024, Micah Young, Bilal Muhsin, Tom McClenahan and Blair Tripodi (ii) for fiscal year 2022, Micah Young, Bilal Muhsin, Tao Levy, Tom McClenahan and Kevin Duffy and (iii) for fiscal year 2023, 2021, and 2020, Micah Young, Bilal Muhsin, Tao Levy and Tom McClenahan. Refer to “Executive Compensation — Executive Compensation Tables — Summary Compensation Table” for additional information.

Peer Group Issuers, Footnote
(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Nasdaq Health Care Index. Prior to fiscal 2023, the index was the Nasdaq Medical Equipment Index, which was then discontinued and replaced with the Nasdaq Health Care Index.

Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in this column represent the amount of the CAP to Mr. Kiani and Ms. Brennan, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Kiani and Ms. Brennan during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Kiani and Ms. Brennan’s total compensation reported in the Summary Compensation Table for each year to determine the CAP:
Year	Reported Summary Compensation Table Total for First PEO	Reported Value of Equity Awards First PEO	Equity Award Adjustments First PEO	Reported Change in Actuarial Present Value of Pension Benefits	Pension Benefit Adjustments	Compensation Actually Paid to First PEO
2024	15,932,345	13,680,088	-6,551,830	—	—	-4,299,573
2023	15,476,756	13,199,914	-24,479,469	—	—	-22,202,627
2022	16,511,436	13,199,943	-37,360,103	—	—	-34,048,610
2021	16,219,278	11,999,370	397,012	—	—	4,616,920
2020	15,493,723	11,999,886	114,515,916	—	—	118,009,752
Year	Reported Summary Compensation Table Total for Second PEO	Reported Value of Equity Awards Second PEO	Equity Award Adjustments Second PEO	Reported Change in Actuarial Present Value of Pension Benefits	Pension Benefit Adjustments	Compensation Actually Paid to Second PEO
2024	1,696,001	1,441,093	1,848,665	—	—	2,103,573

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	—	—	—	181,335	-6,733,164	—	-6,551,830
2023	4,893,141	-30,126,186	—	-753,576	—	—	-24,479,469
2022	22,291,180	-36,726,578	—	-22,924,705	—	—	-37,360,103
2021	25,082,098	-6,301,272	—	-18,383,814	—	—	397,012
2020	31,481,893	68,792,082	—	14,241,941	—	—	114,515,916
Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	1,830,675			17,990	—	—	1,848,665

Non-PEO NEO Average Total Compensation Amount	$ 7,582,596	$ 3,036,159	$ 5,716,969	$ 2,291,362	$ 2,285,362
Non-PEO NEO Average Compensation Actually Paid Amount	$ 12,450,426	(2,253,607)	(2,544,510)	1,773,597	13,969,285
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in this column represent the average amount of the CAP to the Non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation reported in the Summary Compensation Table for the Non-PEO NEOs as a group for each year to determine the CAP, using the same methodology described above in Note (2):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Less: Average Reported Value of Equity Awards	Average Equity Award Adjustments	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments	Average Compensation Actually Paid to Non-PEO NEOs
2024	7,582,596	6,476,128	11,343,957	—	—	12,450,426
2023	3,036,159	2,487,330	-2,802,435	—	—	-2,253,607
2022	5,716,969	3,431,905	-4,829,574	—	—	-2,544,510
2021	2,291,362	1,499,799	982,034	—	—	1,773,597
2020	2,285,362	1,499,941	13,183,864	—	—	13,969,285

(a)
The amounts deducted or added in calculating the total average equity award adjustments (as described above in footnote 2) are as follows:

Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2024	11,163,227	166,607	—	14,123	—	—	11,343,957
2023	922,067	-3,830,662	—	106,160	—	—	-2,802,435
2022	2,229,023	-4,147,950	—	-2,910,647	—	—	-4,829,574
2021	3,135,004	-332,549	—	-1,820,421	—	—	982,034
2020	3,935,120	8,323,572	—	925,172	—	—	13,183,864

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
2024 Most Important Financial Performance Measures
As described in greater detail in “Executive Compensation — Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a pay-for-performance philosophy. The metrics that the Company uses for our incentive awards are selected based on an objective of incentivizing our NEOs to increase stockholder value over the long term. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:
•
Total Revenue;

•
Adjusted Revenue;

•
Adjusted Non-GAAP Earnings Per Share; and

•
Adjusted Non-GAAP Operating Income.

The Company also utilizes relative TSR as compared to the Nasdaq Health Care Index to evaluate overall performance.

Total Shareholder Return Amount	$ 107.2	73.49	92.76	183.57	168.27
Peer Group Total Shareholder Return Amount	142.13	129.08	123.96	153.11	122.92
Net Income (Loss)	$ (304,900,000)	$ 81,500,000	$ 143,500,000	$ 229,600,000	$ 240,300,000
Company Selected Measure Amount	2,094,400,000	2,048,100,000	2,035,800,000	1,239,200,000	1,143,700,000
Measure:: 1
Pay vs Performance Disclosure
Name	Total Revenue
Non-GAAP Measure Description
(8)
While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation program, the Company has determined that Total Revenue is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link the CAP to the Company’s NEOs, for the most recently completed fiscal year.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Non-GAAP Earnings Per Share
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Non-GAAP Operating Income
Mr. Kiani [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 15,932,345	$ 15,476,756	$ 16,511,436	$ 16,219,278	$ 15,493,723
PEO Actually Paid Compensation Amount	$ (4,299,573)	(22,202,627)	(34,048,610)	4,616,920	118,009,752
PEO Name	Mr. Kiani
Ms. Brennan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,696,001
PEO Actually Paid Compensation Amount	$ 2,103,573
PEO Name	Ms. Brennan
PEO | Mr. Kiani [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Kiani [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Kiani [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,680,088)	(13,199,914)	(13,199,943)	(11,999,370)	(11,999,886)
PEO | Mr. Kiani [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,551,830)	(24,479,469)	(37,360,103)	397,012	114,515,916
PEO | Mr. Kiani [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,893,141	22,291,180	25,082,098	31,481,893
PEO | Mr. Kiani [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(30,126,186)	(36,726,578)	(6,301,272)	68,792,082
PEO | Mr. Kiani [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Kiani [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	181,335	(753,576)	(22,924,705)	(18,383,814)	14,241,941
PEO | Mr. Kiani [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,733,164)
PEO | Mr. Kiani [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Ms. Brennan [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Ms. Brennan [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Ms. Brennan [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,441,093)
PEO | Ms. Brennan [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,848,665
PEO | Ms. Brennan [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,830,675
PEO | Ms. Brennan [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,990
PEO | Ms. Brennan [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Ms. Brennan [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,476,128)	(2,487,330)	(3,431,905)	(1,499,799)	(1,499,941)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,343,957	(2,802,435)	(4,829,574)	982,034	13,183,864
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,163,227	922,067	2,229,023	3,135,004	3,935,120
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	166,607	(3,830,662)	(4,147,950)	(332,549)	8,323,572
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,123	106,160	(2,910,647)	(1,820,421)	925,172
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount